Income Taxes (Tables)	12 Months Ended
Dec. 31, 2023
Schedule of Provision of Income Taxes

The provision of income taxes for the years ended December 31, 2023 and 2022 were as follows:

(Dollars in thousands)	2023	2022
Expected federal income tax benefit	$(1,478)	$(3,190)
State income taxes after credits	(497)	(1,074)
Change in allowance	1,975	4,264
Total provision for income taxes	$-	$-

Schedule of Deferred Tax Assets

The components of the net deferred tax assets and liabilities as of December 31 consisted of the following:

(Dollars in thousands)	2023	2022
Deferred tax assets
Net operating loss carryforwards	$23,673	$21,325
Stock-based compensation	896	895
Total deferred tax assets	24,569	22,220

Deferred tax liability
Depreciation and amortization	(2,444)	(2,070)
Total deferred tax liability	(2,444)	(2,070)
Valuation Allowance	(22,125)	(20,150)
Net deferred tax assets	$-	$-

Beeline Financial Holdings Inc [Member]
Schedule of Deferred Tax Assets

The Company’s approximate net deferred tax assets as of December 31, 2023 and 2022 were as follows:

Years Ended December 31,	2023	2022
Deferred Tax Asset:
Fixed Assets	$43,031	$43,031
NOL Carryforward	10,160,018	7,370,500
Deferred Income Tax Assets	10,203,049	7,413,531

Deferred Tax Liabilities:
LHFS	(365,031)	(365,031)
Derivatives	(14,712)	(7,869)
Intangible Assets	(142,676)	(142,676)
Deferred Income Tax Liabilities	(522,419)	(515,576)

Valuation Allowance	(9,680,630)	(6,897,955)
Net Deferred Income Tax Asset/(Liability)	$-	$-

Schedule of Difference Between Income Taxes at the Effective Statutory Rate and the Provision for Income Taxes

The items accounting for the difference between income taxes at the effective statutory rate and the provision for income taxes for the years ended December 31, 2023 and 2022 were as follows:

Statutory Rate Reconciliation	2023		2022
Loss before taxes	$(2,288,942)	21.00%	$(2,215,970)	21.00%
Effect of permanent differences	4,820	-0.04%	(124,870)	1.18%
State taxes, net of federal benefit	(498,553)	4.57%	(510,933)	4.84%
Valuation Allowance	2,782,675	-25.53%	2,851,773	-27.03%
Total	$0	0.00%	$(0)	0.00%